INVESTMENTS - Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Terra Networks
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
Telefnica Transportes e Logstica Ltda ("TGLog")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
POP Internet Ltda ("POP")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
Vivo Money Fundo de Investimento em Direitos Creditórios ("Vivo Money")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	100.00%
Vivo Money Fundo de Investimento em Direitos Creditórios II ("Vivo Money II")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	0.00%
Vivo Pay Holding Financeira Ltda ("Vivo Pay") [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%	0.00%
Vivo Ventures ("VV")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	98.00%	98.00%
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.01%	50.01%
Telefnica IoT, , Big Data e Tecnologia do Brasil S.A. . ("IoTCo Brasil")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.01%	50.01%
Aliana Atlntica Holding B.V. . ("Aliana")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	50.00%
Companhia AIX de Participaes ("AIX")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	50.00%
Companhia ACT de Participaes ("ACT")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	50.00%
VivaE Educao Digital S.A. ("VIVAE")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	50.00%
GUD Comercializadora de Energia S.A. ("GUD") [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.00%	0.00%
FiBrasil Infraestrutura e Fibra tica S.A. . ("FiBrasil")
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	25.01%	25.01%